Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Policies
Basis of Presentation

The accompanying Condensed Consolidated Financial Statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X promulgated by the SEC and therefore do not contain all of the information and footnotes required by GAAP and the SEC for annual financial statements. The Company’s Condensed Consolidated Financial Statements reflect all adjustments (consisting only of normal recurring adjustments) that management believes are necessary for the fair presentation of their financial condition, results of operations, and cash flows for the periods presented. Certain prior period amounts have been reclassified to conform to the current year’s presentation.  Amounts and percentages may not total due to rounding. The information at December 31, 2016 in the Company’s Condensed Consolidated Balance Sheets included in this quarterly report was derived from the audited Consolidated Balance Sheets included in the Company’s 2016 Annual Report on Form 10-K filed with the SEC on February 14, 2017. The Company’s 2016 Annual Report on Form 10-K, together with the information incorporated by reference into such report, is referred to in this quarterly report as the “2016 Annual Report.” This quarterly report should be read in conjunction with the 2016 Annual Report.

Year End	In October 2016, the Company changed its fiscal year-end from November 30 to December 31.	In October 2016, the Company changed its fiscal year-end from November 30 to December 31.
Use of Estimates

The preparation of financial statements in conformity with GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses, and related disclosures of contingent assets and liabilities in the financial statements and accompanying notes. Estimates are used for, but not limited to, inventory valuation, depreciable lives, carrying value of intangible assets, sales returns, receivables valuation, restructuring-related liabilities, taxes, and contingencies. Actual results could differ materially from those estimates.

The preparation of financial statements in conformity with GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses, and related disclosures of contingent assets and liabilities in the consolidated financial statements and accompanying notes. Estimates are used for, but not limited to, inventory valuation, depreciable lives, carrying value of intangible assets, sales returns, receivables valuation, restructuring-related liabilities, taxes, and contingencies. Actual results could differ materially from those estimates.

Earnings (Loss) Per Share

The Company follows the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, Earnings per share. Basic earnings per common share (“EPS”) calculations are determined by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the year. Diluted earnings (loss) per common share calculations are determined by dividing net income (loss) by the weighted average number of common shares and dilutive common share equivalents outstanding. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation.

The Company follows the FASB Accounting Standards Codification (“ASC”) Topic 260-Earnings per share. Basic earnings per common share ("EPS") calculations are determined by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the year. Diluted earnings (loss) per common share calculations are determined by dividing net income (loss) by the weighted average number of common shares and dilutive common share equivalents outstanding. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation.

Revenue Recognition

Revenue is derived from two primary sources: (1) subscription fees; and (2) the Company's online marketplace. The Company recognizes revenue when all of the following conditions are satisfied: (i) there is persuasive evidence of an arrangement; (ii) the product or service has been provided to the customer; (iii) the amount to be paid by the customer is fixed or determinable; and (iv) the collection of the Company’s payment is probable.

Subscription fees are generated from dealer partners under a license arrangement that provides access to our software solution and ongoing support. Dealer partners pay a monthly subscription fee for ongoing support and access to the RumbleOn software solution which includes: (i) a vehicle appraisal process; (ii) inventory management system; (iii) customer relationship and lead management program; and (v) equity mining. Dealer partners may also be charged an initial software installation and training fee. Dealer partners do not have the contractual right to take possession of the software and may cancel the license for these products and services by providing a 30-day notice. Installation and training do not have value to the user without the license and ongoing support and maintenance. Because the dealer partner has the right to cancel the license with 30 days’ notice, revenue for installation and training is recognized when complete, acceptance has occurred and collectability of a determinable amount is probable. Revenue recognition of monthly subscription fees commences upon completion of installation, acceptance has occurred, and collectability of a determinable amount is probable.

The online marketplace includes: (i) used retail vehicle sales; (ii) wholesale vehicle sales; (iii) online listing and sales fees; (iv) retail merchandise sales; (v) vehicle financing; and (vi) vehicle service contracts.

Used Retail Vehicle Sales

The Company sells used vehicles directly to its customers through its website. Revenue from used vehicle retail sales is recognized upon delivery of the vehicle to the customer, when the sales contract is signed and the purchase price has been received or financing has been arranged. Used retail vehicle sales revenue is recognized net of a reserve for returns.

Wholesale Vehicle Sales

The Company sells used vehicles to dealer partners, auctions and other third-parties at wholesale. The source of these vehicles is primarily from the Company’s Sell Us Your Vehicle Program and customers who trade-in their existing vehicles when making a used vehicle purchase. Vehicles sold to dealer partners are sold at a below market retail price which is the aggregate of: (1) RumbleOn’s acquisition cost; (2) reconditioning costs; and (3) a customary profit. Vehicles sold at auction and to other third parties generally do not meet the Company’s quality standards to list or be sold through Rumbleon.com. Revenue from wholesale vehicle sales is recognized when the vehicle is delivered to a dealer partner, auction or a third-party, a sales contract is signed and the purchase price has been received.

Online Listing and Sales Fees

The Company charges a non-refundable fee for sellers to list their vehicle on the RumbleOn website. During the listing period, the Company manages all sales leads, handles all the documentation necessary to complete a sale, accepts a buyer’s trade and provides financing through third-party providers to the potential buyer, if necessary. Upon a successful sale, the seller pays a selling fee which is based on the difference between the actual retail sales price of the vehicle sold and the net proceeds agreed to be paid by RumbleOn to the seller when the listing agreement was signed. Revenue from non-refundable online listing fees is recognized once the listing agreement is signed, the vehicle is listed for sale and the listing fee has been received. Revenue for selling fees is recognized upon delivery of the vehicle to the customer, when the sales contract is signed and the purchase price has been received or financing has been arranged.

Retail Merchandise Sales

The Company recognizes sales revenue, net of sales taxes at the time it sells the merchandise or in the case of online sales when the merchandise is delivered to the customer and payment has been received.

Vehicle Financing

Customers can pay for their vehicle using cash or we offer a range of finance options through unrelated third-parties such as banks or credit unions. These third-party providers generally pay us a fee either in a flat amount or in an amount equal to the difference between the interest rates charged to customers over the predetermined interest rates set by the financial institution. We may be charged back for commissions in the event a contract is prepaid, defaulted upon, or terminated. Revenue for these finance fees are recognized upon delivery of the vehicle to the customer, when the sales contract is signed and the financing has been arranged.

Vehicle Service Contracts

At the time of vehicle sale, the Company provides customers, on behalf of unrelated third parties who are the primary obligors, a range of other related products and services, including extended protection plan (“EPP”) products and vehicle appearance protection. EPP products include extended service plans (“ESPs”) which is designed to cover unexpected expenses associated with mechanical breakdowns and guaranteed asset protection (“GAP”), which is intended to cover the unpaid balance on a vehicle loan in the event of a total loss of the vehicle or unrecovered theft. Vehicle appearance protection includes products aimed at maintaining vehicle appearance. The Company receives commissions from the sale of these product and service contracts and has no contractual liability to customers for claims under these products.  The EPPs and vehicle appearance protection currently offered to consumers provides coverage up to 60 months (subject to mileage limitations), while GAP covers the customer for the term of their finance contract.

As of June 30, 2017, there have been no sales of EPP or vehicle appearance products but the Company expects to generate revenue from these products during the second half of 2017. At that time commission revenue will be recognized at the time of sale, net of a reserve for estimated contract cancellations. The reserve for cancellations will be estimated based upon historical industry experience and recent trends and will be reflected as a reduction of other sales revenue in the accompanying Consolidated Statements of Operations and a component of accounts payable and accrued liabilities in the accompanying Consolidated Balance Sheets. Our risk related to contract cancellations is limited to the revenue that we receive.

We recognize revenue when all of the following conditions are satisfied: (1) there is persuasive evidence of an arrangement; (2) the product or service has been provided to the customer; (3) the amount to be paid by the customer is fixed or determinable; and (4) the collection of our payment is probable.

Purchase Accounting for Business Combinations

 The Company accounts for acquisitions by allocating the fair value of the consideration transferred to the fair value of the assets acquired and liabilities assumed on the date of the acquisition and any remaining difference is recorded as goodwill. Adjustments may be made to the preliminary purchase price allocation when facts and circumstances that existed on the date of the acquisition surface during the allocation period subsequent to the preliminary purchase price allocation, not to exceed one year from the date of acquisition. Contingent consideration is recorded at fair value based on the facts and circumstances on the date of the acquisition and any subsequent changes in the fair value are recorded through earnings each reporting period.

The Company will account for acquisitions by allocating the fair value of the consideration transferred to the fair value of the assets acquired and liabilities assumed on the date of the acquisition and any remaining difference will be recorded as goodwill. Adjustments may be made to the preliminary purchase price allocation when facts and circumstances that existed on the date of the acquisition surface during the allocation period subsequent to the preliminary purchase price allocation, not to exceed one year from the date of acquisition. Contingent consideration is recorded at fair value based on the facts and circumstances on the date of the acquisition and any subsequent changes in the fair value are recorded through earnings each reporting period. Transactions that occur in conjunction with or subsequent to the closing date of the acquisition are evaluated and accounted for based on the facts and substance of the transactions.

Goodwill

Goodwill is not amortized but rather tested for impairment at least annually. The Company tests goodwill for impairment annually during the fourth quarter of each year. Goodwill will also be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Impairment testing for goodwill is done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component). A component of an operating segment is a reporting unit if the component constitutes a business for which discrete financial information is available, and management regularly reviews the operating results of that component. The Company has concluded that currently it has one reporting unit.

Determining fair value includes the use of significant estimates and assumptions. Management utilizes an income approach, specifically the discounted cash flow technique as a means for estimating fair value. This discounted cash flow analysis requires various assumptions including those about future cash flows, transactional and customer growth rates and discount rates. Expected cash flows are based on historical customer growth and the growth in transactions, including attrition, future strategic initiatives and continued long-term growth of the business. The discount rates used for the analysis reflect a weighted average cost of capital based on industry and capital structure adjusted for equity risk and size risk premiums. These estimates can be affected by factors such as customer and transaction growth, pricing, and economic conditions that can be difficult to predict.

Goodwill is not amortized but rather tested for impairment at least annually. The Company will test goodwill for impairment annually during the fourth quarter of each year. Goodwill will also be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.  Impairment testing for goodwill will be done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component). A component of an operating segment is a reporting unit if the component constitutes a business for which discrete financial information is available, and segment management regularly reviews the operating results of that component.  The Company has concluded that currently it has one reporting unit.

Determining fair value includes the use of significant estimates and assumptions.  Management will utilize an income approach, specifically the discounted cash flow technique as a means for estimating fair value. This discounted cash flow analysis requires various assumptions including those about future cash flows, transactional and customer growth rates and discount rates. Expected cash flows are based on historical customer growth and the growth in transactions, including attrition, future strategic initiatives and continued long-term growth of the business. The discount rates used for the analysis will reflect a weighted average cost of capital based on industry and capital structure adjusted for equity risk and size risk premiums. These estimates can be affected by factors such as customer and transaction growth, pricing, and economic conditions that can be difficult to predict.

Intangible Assets

Included in “Intangible Assets” on the Company’s Condensed Consolidated Balance Sheets are identifiable intangible assets including customer relationships, non-compete agreements, trademarks, trade names and internet domain names. The estimated fair value of these intangible assets at the time of acquisition are based upon various valuation techniques including replacement cost and discounted future cash flow projections. Trademarks, trade names and internet domain names are not amortized. Customer relationships are amortized on a straight-line basis over the expected average life of the acquired accounts, which are based upon several factors, including historical longevity of customers and contracts acquired and historical retention rates. Non-compete agreements are amortized on a straight-line basis over the term of the agreement, which will generally not exceed three years. The Company reviews the recoverability of these assets if events or circumstances indicate that the assets may be impaired and periodically reevaluates the estimated remaining lives of these assets.

Trademarks, trade names and internet domain names are considered to be indefinite lived intangible assets unless specific evidence exists that a shorter life is more appropriate. Indefinite lived intangible assets are tested for impairment, at a minimum, on an annual basis using an income approach or sooner whenever events or changes in circumstances indicate that an asset may be impaired.

Long-Lived Assets

Property and Equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used are measured by a comparison of the carrying amount of an asset to the future net cash flows expected to be generated by the asset. If such assets or asset groups are considered to be impaired, the impairment to be recognized will be measured by the amount by which the carrying amount of the assets or asset groups exceeds the related fair values. The Company also performs a periodic assessment of the useful lives assigned to the long-lived assets.

Technology Development Costs

Technology development costs are accounted for pursuant to ASC 350, Intangibles — Goodwill and Other. Technology development costs include internally developed software and website applications that are used by the Company for its own internal use and to provide services to its customers, which include consumers, dealer partners and ancillary service providers. Under the terms of these customer arrangements the Company retains the revenue generating technology and hosts the applications on its servers and mobile applications. The customer does not have a contractual right to take possession of the software during the term of the arrangement and are not permitted to run the software itself or contract with another party unrelated to the entity to host the software. Technology development costs consist principally of (i) development activities including payroll and related expenses billed by a third-party contractor involved in application, content, production, maintenance, operation, and platform development for new and existing products and services, (ii) technology infrastructure expenses, and (iii) costs of Company employees devoted to the development and maintenance of software products. Technology and content costs for design, maintenance and post-implementation stages of internal-use software and general website development are expensed as incurred. For costs incurred to develop new website functionality as well as new software products and significant upgrades to existing internally used platforms or modules, capitalization begins during the application development stage and ends when the software is available for general use. Capitalized technology development is amortized on a straight-line basis over periods ranging from 3 to 7 years. The Company will perform periodic assessment of the useful lives assigned to capitalized software applications. Additionally, the Company from time-to-time may abandon additional development activities relating to specific software projects or applications and charge accumulated costs to technology development expense in the period such determination is made.

Inventories

Vehicle inventory is accounted for pursuant to ASC 330, Inventory and consists of the cost to acquire and recondition a used vehicle. Reconditioning costs are billed by third-party providers and includes parts, labor, and other repair expenses directly attributable to a specific vehicle. Transportation costs are expensed as incurred. Inventory is stated at the lower of cost or net realizable value. Vehicle inventory cost is determined by specific identification. Net realizable value is the estimated selling price less costs to complete, dispose and transport the vehicles. Selling prices are derived from historical data and trends, such as sales price and inventory turn times of similar vehicles, as well as independent, market resources. Each reporting period, the Company recognizes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value through cost of sales in the accompanying Condensed Consolidated Statements of Operations.

Inventories will be stated at the lower of cost or market.
Valuation Allowance for Accounts Receivable

The Company estimates the allowance for doubtful accounts for accounts receivable by considering a number of factors, including overall credit quality, age of outstanding balances, historical write-off experience and specific account analysis that projects the ultimate collectability of the outstanding balances. Ultimately, actual results could differ from these assumptions.

We will estimate the allowance for doubtful accounts for accounts receivable by considering a number of factors, including overall credit quality, age of outstanding balances, historical write-off experience and specific account analysis that projects the ultimate collectability of the outstanding balances. Ultimately, actual results could differ from these assumptions.

Cash and Cash Equivalents

For the Statements of Cash Flows, all highly liquid investments with an original maturity of three-months or less are considered to be cash equivalents. The carrying value of these investments approximates fair value.

For the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. The carrying value of these investments approximates fair value.

Property and Equipment, Net

Property and equipment is stated at cost less accumulated depreciation and consists of capitalized technology development costs, furniture and equipment. Depreciation and amortization is recorded on a straight-line basis over the estimated useful life of the assets. Costs of significant additions, renewals and betterments, are capitalized and depreciated. Maintenance and repairs are charged to expense when incurred.

Property and equipment will be stated at cost less accumulated depreciation. Equipment will include assets such as furniture and fixtures, heavy equipment, servers, networking equipment, internal-use software and website development. Depreciation will be recorded on a straight-line basis over the estimated useful lives of the assets.

Fair Value of Financial Instruments

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of June 30, 2017. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. These financial instruments include cash, prepaid expenses and accounts payable. Fair values were assumed to approximate carrying values for cash and payables because they are short term in nature and their carrying amounts approximate fair values or they are payable on demand.

ASC Topic 820, Fair Value Measurement, establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. Observable inputs are from sources independent of the Company, whereas unobservable inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the asset or liability developed on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1: The preferred inputs to valuation efforts are “quoted prices in active markets for identical assets or liabilities,” with the caveat that the reporting entity must have access to that market. Information at this level is based on direct observations of transactions involving the same assets and liabilities, not assumptions, and thus offers superior reliability. However, relatively few items, especially physical assets, actually trade in active markets.

Level 2: FASB acknowledged that active markets for identical assets and liabilities are relatively uncommon and, even when they do exist, they may be too thin to provide reliable information. Inputs other than quoted market prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, are Level 2 inputs.

Level 3: If inputs from Levels 1 and 2 are not available, FASB acknowledges that fair value measures of many assets and liabilities are less precise. The board describes Level 3 inputs as “unobservable,” and limits their use by saying they “shall be used to measure fair value to the extent that observable inputs are not available.” This category allows “for situations in which there is little, if any, market activity for the asset or liability at the measurement date”. Earlier in the standard, FASB explains that “observable inputs” are gathered from sources other than the reporting company and that they are expected to reflect assumptions made by market participants.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2016, December 31, 2015 and November 30, 2015. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. These financial instruments include cash, prepaid expenses and accounts payable. Fair values were assumed to approximate carrying values for cash and payables because they are short term in nature and their carrying amounts approximate fair values or they are payable on demand.

ASC Topic 820-10-30-2 Fair Value Measurement establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. Observable inputs are from sources independent of the Company, whereas unobservable inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the asset or liability developed on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1: The preferred inputs to valuation efforts are "quoted prices in active markets for identical assets or liabilities," with the caveat that the reporting entity must have access to that market. Information at this level is based on direct observations of transactions involving the same assets and liabilities, not assumptions, and thus offers superior reliability. However, relatively few items, especially physical assets, actually trade in active markets.

Level 2: FASB acknowledged that active markets for identical assets and liabilities are relatively uncommon and, even when they do exist, they may be too thin to provide reliable information. Inputs other than quoted market prices included in Level 1, they are observable for the asset of liability, either directly or indirectly, are Level 2 inputs.

Level 3: If inputs from levels 1 and 2 are not available, FASB acknowledges that fair value measures of many assets and liabilities are less precise. The board describes Level 3 inputs as "unobservable," and limits their use by saying they "shall be used to measure fair value to the extent that observable inputs are not available." This category allows "for situations in which there is little, if any, market activity for the asset or liability at the measurement date". Earlier in the standard, FASB explains that "observable inputs" are gathered from sources other than the reporting company and that they are expected to reflect assumptions made by market participants.

Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that may have conversion prices that create an embedded beneficial conversion feature pursuant to the guidelines established by the ASC Topic 470-20, Debt with Conversion and Other Options. The Beneficial Conversion Feature (“BCF”) of a convertible security is normally characterized as the convertible portion or feature of certain securities that provide a rate of conversion that is below market value or in-the-money when issued. The Company records a BCF related to the issuance of a convertible security when issued and also records the estimated fair value of any conversion feature issued with those securities. Beneficial conversion features that are contingent upon the occurrence of a future event are recorded when the contingency is resolved.

The BCF of a convertible note is measured by allocating a portion of the note’s proceeds to the conversion feature, if applicable, and as a reduction of the carrying amount of the convertible note equal to the intrinsic value of the conversion feature, both of which are credited to additional paid in capital. The debt discount is amortized to interest expense over the life of the note using the effective interest method. The Company calculates the fair value of the conversion feature embedded in any convertible security using either a) the Black Scholes valuation model or b) a discount cash flow analysis tested for sensitivity to key Level 3 inputs using Monte Carlo simulation.

From time to time, the Company may issue convertible notes that may have conversion prices that create an embedded beneficial conversion feature pursuant to the guidelines established by the FASB Accounting Standards Codification (“ASC”) Topic 470-20, Debt with Conversion and Other Options. The Beneficial Conversion Feature ("BCF") of a convertible security is normally characterized as the convertible portion or feature of certain securities that provide a rate of conversion that is below market value or in-the-money when issued. The Company records a BCF related to the issuance of a convertible security when issued and also records the estimated fair value of any conversion feature issued with those securities. Beneficial conversion features that are contingent upon the occurrence of a future event are recorded when the contingency is resolved.

The BCF of a convertible note is measured by allocating a portion of the note's proceeds to the conversion feature, if applicable, and as a reduction of the carrying amount of the convertible note equal to the intrinsic value of the conversion feature, both of which are credited to additional paid-in-capital. The debt discount is amortized to interest expense over the life of the note using the effective interest method. The Company calculates the fair value of the conversion feature embedded in any convertible security using either a) the Black Scholes valuation model, or b) a discount cash flow analysis tested for sensitivity to key Level 3 inputs using Monte Carlo simulation.

Cost of Revenue

Cost of vehicle sales includes the cost to acquire vehicles and the reconditioning and transportation costs associated with preparing the vehicles for resale. Vehicle acquisition costs are driven by the mix of vehicles we acquire, the source of those vehicles, and supply and demand dynamics in the vehicle market. Reconditioning costs are billed by third-party providers and include parts, labor, and other repair expenses directly attributable to specific vehicles. Transportation costs consist of costs incurred to transport the vehicles from the point of acquisition or delivery. Cost of sales also includes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value.

Cost of subscription fee revenue includes the (i) various data feeds from third parties; (ii) hosting of the customer facing website; (iii) commissions for new sales; and (iv) implementation and training of new and existing customers. These costs and expenses are charged to cost of revenue as incurred.

Selling, General and Administrative Expenses

Selling, general and administrative (“SG&A”) expenses primarily include compensation and benefits, advertising and marketing; professional fees, technology development expenses, rent and other occupancy costs, insurance, travel and other administrative expenses.

Advertising and Marketing Costs

Advertising and marketing costs are expensed as incurred and are included in selling, general and administrative expenses in the accompanying Condensed Consolidated Statements of Operations. Advertising and marketing expenses were $242,906 and $269,036, respectively for the three-month and six-month periods ended June 30, 2017. There was no advertising and marketing costs incurred for the same periods in 2016.

Marketing costs primarily consist of targeted online advertising, television advertising, public relations expenditures, and payroll and related expenses for personnel engaged in marketing and selling activities and will be expensed as incurred. There were no marketing costs included in general and administrative expenses for the year ended December 31, 2016, for the month ended December 31, 2015 and for the year ended November 30, 2015.

Stock-based Compensation

On January 9, 2017, the Company’s Board of Directors approved, subject to stockholder approval, the RumbleOn, Inc. 2017 Stock Incentive Plan (the “Plan”) under which restricted stock units (“RSUs”) and other equity awards may be granted to employees and non-employee members of the Board of Directors. On June 30, 2017, the Plan was approved by the Company's stockholders at the 2017 Annual Meeting of Stockholders. The Company estimates the fair value of awards granted under the Plan on the date of grant. The fair value of an RSU is based on the average of the high and low market prices of the Company’s Class B Common Stock on the date of grant and is recognized as an expense on a straight-line basis over its vesting period; to date, the Company has only issued RSUs that vest over a three-year period utilizing the following vesting schedule: (i) 20% on the first anniversary of the grant date; (ii) 30% on the second anniversary of the grant date; and (iii) 50% on the third anniversary of the grant date. During the six-month period ended June 30, 2017, the Company granted 560,000 RSUs under the Plan to members of the board of directors, officers and employees. Compensation expense associated with RSU grants for the three-month and six-month periods ended June 30, 2017 was $129,787 and is included in selling, general and administrative expenses in the Condensed Consolidated Statements of Operations.

The Company records stock based compensation in accordance with the guidance in ASC Topic 505-Equity and 718-Compensation, Stock Expense, which requires the Company to recognize expenses related to the fair value of its employee stock option awards.  This eliminates accounting for share-based compensation transactions using the intrinsic value and requires instead that such transactions be accounted for using a fair-value-based method. The Company recognizes the cost of all share-based awards on a graded vesting basis over the vesting period of the award.

The Company accounts for equity instruments issued in exchange for the receipt of goods or services from other than employees in accordance with ASC 718-10 and the conclusions reached by the ASC Topic 505-50. Costs are measured at the estimated fair market value of the consideration received or the estimated fair value of the equity instruments issued, whichever is more reliably measurable. The value of equity instruments issued for consideration other than employee services is determined on the earliest of a performance commitment or completion of performance by the provider of goods or services as defined by ASC Topic 505-50.

Income Taxes

 The Company follows ASC Topic 740, Income Taxes, for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change. Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods.

The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. ASC Topic 740 only allows the recognition of those tax benefits that have a greater than fifty percent likelihood of being sustained upon examination by the taxing authorities. As of June 30, 2017, the Company reviewed its tax positions and determined there were no outstanding, or retroactive tax positions with less than a fifty percent likelihood of being sustained upon examination by the taxing authorities, therefore this standard has not had a material effect on the Company.

The Company classifies tax-related penalties and net interest as income tax expense. As of June 30, 2017, no income tax expense has been incurred.

The Company follows ASC Topic 740-Income Taxes for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change. Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. Deferred taxes are classified as current or non-current, depending on the classification of assets and liabilities to which they relate. Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse.

The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. ASC Topic 740 only allows the recognition of those tax benefits that have a greater than fifty percent likelihood of being sustained upon examination by the taxing authorities. As of December 31, 2016, December 31, 2015 and November 30, 2015, the Company reviewed its tax positions and determined there were no outstanding, or retroactive tax positions with less than a 50% likelihood of being sustained upon examination by the taxing authorities, therefore this standard has not had a material effect on the Company.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company classifies tax-related penalties and net interest as income tax expense. As of December 31, 2016, December 31, 2015 and November 30, 2015, no income tax expense has been incurred.

Recent Pronouncements

The Company has adopted Accounting Standards Update 2015-11 Inventory (Topic 330), Simplifying the Measurement of Inventory, which requires inventory to be stated at the lower of cost or net realizable value. Vehicle inventory cost is determined by specific identification. Net realizable value is the estimated selling price less costs to complete, dispose and transport the vehicles. Selling prices are derived from historical data and trends, such as sales price and inventory turn times of similar vehicles, as well as independent, market resources. Each reporting period the Company recognizes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value through cost of revenue in the accompanying Condensed Consolidated Statements of Operations.

The Company has evaluated the recent accounting pronouncements through January 2017 and believes that none of them will have a material effect on the company’s financial statements.